Document And Entity Information	May 11, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 11, 2023
Entity Registrant Name	SIENTRA, INC.
Entity Central Index Key	0001551693
Entity Emerging Growth Company	false
Securities Act File Number	001-36709
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-5551000
Entity Address, Address Line One	3333 Michelson Drive, Suite 650
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	805
Local Phone Number	562-3500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SIEN
Security Exchange Name	NASDAQ